CASH AND RESTRICTED CASH (Details Narrative) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Cash and Cash Equivalents [Abstract]
Cash collateral for borrowed securities	$ 420,000	$ 420,000
Time deposits	$ 1,500,000	$ 1,500,000